Other disclosures - Remaining maturity periods (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and balances with the Central Bank	$ 63,073	$ 71,053
Financial assets at fair value through profit or loss	361,615	574,710
Financial assets at fair value through other comprehensive income	395,829	356,089
Financial assets at amortized cost	785,108	763,256
Fair value of hedging derivative assets	11,248	8,306
Total financial assets	1,616,873	1,773,414
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	351,417	512,990
Financial liabilities at amortized cost	1,118,145	1,111,955
Hedging derivatives	8,162	19,078
Total financial liabilities	1,477,724	1,644,023
Difference (assets less liabilities)	139,149	129,391
On demand
ASSETS
Cash and balances with the Central Bank	26,360	24,791
Fair value of hedging derivative assets	125	300
Total financial assets	58,573	38,751
LIABILITIES AND EQUITY
Hedging derivatives	1	4
Total financial liabilities	591,439	536,492
Difference (assets less liabilities)	(532,866)	(497,741)
1 month
ASSETS
Cash and balances with the Central Bank	12,735	22,284
Fair value of hedging derivative assets		1
Total financial assets	230,889	298,025
LIABILITIES AND EQUITY
Total financial liabilities	474,565	546,507
Difference (assets less liabilities)	(243,676)	(248,482)
3 months
ASSETS
Total financial assets	165,300	108,398
LIABILITIES AND EQUITY
Total financial liabilities	38,305	50,841
Difference (assets less liabilities)	126,995	57,557
3 to 12 months
ASSETS
Fair value of hedging derivative assets	4,753	160
Total financial assets	228,752	287,438
LIABILITIES AND EQUITY
Hedging derivatives	38	131
Total financial liabilities	102,679	113,126
Difference (assets less liabilities)	126,073	174,312
1 to 3 years
ASSETS
Fair value of hedging derivative assets	1,803	5,391
Total financial assets	367,807	409,848
LIABILITIES AND EQUITY
Hedging derivatives	1,096	2,029
Total financial liabilities	56,435	99,378
Difference (assets less liabilities)	311,372	310,470
3 to 5 years
ASSETS
Fair value of hedging derivative assets	4,553	2,454
Total financial assets	246,976	211,882
LIABILITIES AND EQUITY
Hedging derivatives	2,700	3,925
Total financial liabilities	90,936	102,491
Difference (assets less liabilities)	156,040	109,391
More than five years
ASSETS
Cash and balances with the Central Bank	23,978	23,978
Fair value of hedging derivative assets	14
Total financial assets	318,576	419,072
LIABILITIES AND EQUITY
Hedging derivatives	4,327	12,989
Total financial liabilities	123,365	195,188
Difference (assets less liabilities)	195,211	223,884
Loans and advances - Credit institutions
ASSETS
Financial assets at fair value through profit or loss	58,486	59,512
Financial assets at amortized cost	36,492	64,371
Total financial assets	94,978	123,883
Loans and advances - Credit institutions | On demand
ASSETS
Financial assets at amortized cost	19,403
Loans and advances - Credit institutions | 1 month
ASSETS
Financial assets at fair value through profit or loss	58,486	59,512
Financial assets at amortized cost	17,089	64,371
Loans and advances - Customers
ASSETS
Financial assets at fair value through profit or loss	10,000	10,844
Financial assets at fair value through other comprehensive income	4,056
Financial assets at amortized cost	736,997	687,432
Total financial assets	751,053	698,276
Loans and advances - Customers | On demand
ASSETS
Financial assets at amortized cost	12,538	11,475
Loans and advances - Customers | 1 month
ASSETS
Financial assets at fair value through profit or loss	10,000	10,844
Financial assets at fair value through other comprehensive income	450
Financial assets at amortized cost	50,092	40,220
Loans and advances - Customers | 3 months
ASSETS
Financial assets at fair value through other comprehensive income	900
Financial assets at amortized cost	85,708	73,035
Loans and advances - Customers | 3 to 12 months
ASSETS
Financial assets at fair value through other comprehensive income	2,706
Financial assets at amortized cost	176,794	135,294
Loans and advances - Customers | 1 to 3 years
ASSETS
Financial assets at amortized cost	173,148	191,615
Loans and advances - Customers | 3 to 5 years
ASSETS
Financial assets at amortized cost	78,773	82,995
Loans and advances - Customers | More than five years
ASSETS
Financial assets at amortized cost	159,944	152,798
Debt instruments
ASSETS
Financial assets at fair value through profit or loss	110,975	206,272
Financial assets at fair value through other comprehensive income	390,974	355,321
Financial assets at amortized cost	11,619	11,453
Total financial assets	513,568	573,046
Debt instruments | 1 month
ASSETS
Financial assets at fair value through profit or loss	4,197	15,109
Financial assets at fair value through other comprehensive income	74,851	81,142
Debt instruments | 3 months
ASSETS
Financial assets at fair value through profit or loss	31,192	20,263
Financial assets at fair value through other comprehensive income	40,537	3,833
Debt instruments | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	25,550	106,579
Financial assets at fair value through other comprehensive income	2,757	24,881
Financial assets at amortized cost	1,774
Debt instruments | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	34,552	42,477
Financial assets at fair value through other comprehensive income	110,173	105,799
Financial assets at amortized cost		1,699
Debt instruments | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	8,355	15,254
Financial assets at fair value through other comprehensive income	110,586	42,950
Financial assets at amortized cost	7,788	7,785
Debt instruments | More than five years
ASSETS
Financial assets at fair value through profit or loss	7,129	6,590
Financial assets at fair value through other comprehensive income	52,070	96,716
Financial assets at amortized cost	2,057	1,969
Equity investments
ASSETS
Financial assets at fair value through profit or loss	2,764	1,911
Financial assets at fair value through other comprehensive income	799	768	$ 642	$ 535
Total financial assets	3,563	2,679
Equity investments | On demand
ASSETS
Financial assets at fair value through profit or loss		1,911
Equity investments | 3 to 5 years
ASSETS
Financial assets at fair value through other comprehensive income	192
Equity investments | More than five years
ASSETS
Financial assets at fair value through profit or loss	2,764
Financial assets at fair value through other comprehensive income	607	768
Trading derivative assets
ASSETS
Financial assets at fair value through profit or loss	179,390	296,171
Trading derivative assets | On demand
ASSETS
Financial assets at fair value through profit or loss	147	274
Trading derivative assets | 1 month
ASSETS
Financial assets at fair value through profit or loss	2,989	4,542
Trading derivative assets | 3 months
ASSETS
Financial assets at fair value through profit or loss	6,963	11,267
Trading derivative assets | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	14,418	20,524
Trading derivative assets | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	48,131	62,867
Trading derivative assets | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	36,729	60,444
Trading derivative assets | More than five years
ASSETS
Financial assets at fair value through profit or loss	70,013	136,253
Trading derivative liabilities
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	176,678	286,111
Trading derivative liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	69	422
Trading derivative liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	1,228	3,447
Trading derivative liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	5,944	11,006
Trading derivative liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	15,189	17,891
Trading derivative liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	51,478	58,959
Trading derivative liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	34,068	60,541
Trading derivative liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	68,702	133,845
Short positions
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	19,554	15,365
Short positions | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	19,554	15,365
Deposits - The Central banks
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	23,002	24,937
Financial liabilities at amortized cost	86,616	126,329
Deposits - The Central banks | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	23,002	24,937
Financial liabilities at amortized cost	78,312	126,299
Deposits - The Central banks | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	8,203
Deposits - The Central banks | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	101
Deposits - The Central banks | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		30
Deposits - Credit institutions
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		54,922
Financial liabilities at amortized cost	83,339	61,174
Deposits - Credit institutions | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	39,213	28,061
Deposits - Credit institutions | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		54,922
Financial liabilities at amortized cost	38,874	11,670
Deposits - Credit institutions | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,523	3,099
Deposits - Credit institutions | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,406	10,751
Deposits - Credit institutions | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	15	6,163
Deposits - Credit institutions | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	22	38
Deposits - Credit institutions | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,286	1,392
Deposits - Credit institutions, Excludes repurchase agreements
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	78,182	61,174
Deposits - Credit institutions Repurchase Agreements
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	17,846	54,922
Financial liabilities at amortized cost	5,157
Deposits - Credit institutions Repurchase Agreements | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	17,846
Deposits - Customers
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	114,078	130,292
Financial liabilities at fair value through profit or loss	114,078	130,292
Financial liabilities at amortized cost	777,886	742,201
Total financial liabilities	891,964	872,493
Deposits - Customers | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	541,585	499,711
Deposits - Customers | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	114,078	130,292
Financial liabilities at amortized cost	153,372	156,765
Deposits - Customers | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	20,416	28,302
Deposits - Customers | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	52,728	49,235
Deposits - Customers | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,669	4,027
Deposits - Customers | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	4,558	3,231
Deposits - Customers | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,558	930
Customer deposits, Excludes repurchase agreements
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	760,325	733,877
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	114,078	130,292
Financial liabilities at amortized cost	17,561	8,324
Marketable debt securities
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	259	1,363
Financial liabilities at fair value through profit or loss	259	1,363
Financial liabilities at amortized cost	101,423	130,754
Total financial liabilities	101,682	132,117
Marketable debt securities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		163
Financial liabilities at amortized cost	14,355	20,358
Marketable debt securities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	66	524
Financial liabilities at amortized cost	2,049	6,774
Marketable debt securities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	119	621
Financial liabilities at amortized cost	29,009	31,535
Marketable debt securities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		55
Financial liabilities at amortized cost		27,135
Marketable debt securities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	74
Financial liabilities at amortized cost	49,510	34,756
Marketable debt securities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	6,500	10,196
Subordinated liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	51,643	36,182
Subordinated liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	10,254
Subordinated liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	397	346
Subordinated liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	40,992	35,836
Other financial liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	17,238	15,315
Other financial liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	10,571	8,294
Other financial liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,690	2,289
Other financial liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	104	1,136
Other financial liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,692	2,616
Other financial liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	177	$ 980
Other financial liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	$ 4